Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Reduced tax rates, percentage		7.50%
Accumulated losses for tax (in Dollars)		$ 51,256
ATM KK (Japan-Tokyo) [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate, percentage		23.20%
Effective statutory tax rate, large companies		30.62%
Effective statutory tax rate, small companies		33.60%
Special rate, description		Special rate of 15% is applicable on the first JPY 8M for small and medium companies (19% for larger companies for fiscal years from April 2019).
Maximum [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate, percentage	35.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate, percentage	21.00%
Israel [Member]
Income Taxes (Details) [Line Items]
Corporate tax rate, percentage		23.00%	23.00%	23.00%